Advances for Vessels (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Advances For Assets Acquisition And Assets Under Construction
Advances for vessels, beginning balance	$ 19,294	$ 8,596
Additions for advances, including capitalized expenses and interest	36,406	50,423
Transferred to vessel cost	(53,236)	(39,725)
Advances for vessels, ending balance	$ 2,464	$ 19,294